Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against United States Dollar and Rate of Exchange of United States Dollar (Detail)
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.29%	1.27%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(4.41%)	(1.80%)
Rate of Exchange of U.S. Dollar	3.49	3.65
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.55%	0.99%
Rate of Devaluation (Appreciation) Against U.S. Dollar	8.84%	1.65%
Rate of Exchange of U.S. Dollar	1.11	1.02